Disposals - Disclosure of net assets disposed (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets	$ 8,399	$ 8,512
Cash and cash equivalents	2,001	$ 1,425
Consideration received	162
Cash	25
Contingent consideration	34
Deferred consideration	103
Loss on disposal	47
Discontinued operations
Non-current Assets and Liabilities Held For Sale And Discontinued Operations [Line Items]
Tangible assets	207
Cash and cash equivalents	1
Net trade receivables	1
Net assets disposed of	$ 209